Net revenue (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Notes and other explanatory information [abstract]
Net sales and services revenue	R$ 70,717	R$ 77,411	R$ 70,569